Long-Term Obligations and Other Short-Term Borrowings (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011
Debt Instrument [Line Items]
2013		$ 43.2
2014		79.4
2015		643.0
2016		21.3
2017		1,293.6
Thereafter		603.0
Total	$ 2,675.2	$ 2,683.5	$ 2,346.6